SHORT-TERM BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Incremental borrowing rate	3.625%	2.75%
Interest expense	$ 54,838	$ 56,084	$ 41,076
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	3.375%	3.375%
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate	3.50%	3.50%
Hong Kong Dollar Best Lending Rate [Member]
Line of Credit Facility [Line Items]
Incremental borrowing rate	2.25%	2.25%